FINANCIAL EXPENSES OR INCOME (Disclousre of financial income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Expenses Or Income [Abstract]
Interest income on cash and bank deosits	$ 3,110	$ 1,685	$ 0
Financial income in respect of change in fair value options	148	0	423
Financial income in respect of shareholders and related companies	150	24	15
Financial income in respect of finance sub-lease	0	17	0
Financial income in respect of exchange rate differences	0	767	0
Financial Income	$ 3,408	$ 2,493	$ 438